(3) Acquisitions, Goodwill and Other Intangible Assets: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

Fiscal Year	Midwest Monitoring & Surveillance	Court Programs, Inc.	Bishop Rock Software	Patent	International Surveillance Services Corp.	Total

2013	$ 8,000	$ 6,800	$ -	$ 5,556	$ 250,179	$ 270,535
2014	8,000	6,600	-	5,556	250,179	270,335
2015	8,000	6,600	-	5,556	250,179	270,335
2016	8,000	6,600	-	5,556	250,179	270,335
2017	8,000	6,600	-	5,556	250,179	270,335
Thereafter	41,336	34,100	-	7,404	3,439,964	3,522,804

Total	$ 81,336	$ 67,300	$ -	$ 35,184	$ 4,690,859	$ 4,874,679